Acquisitions - Schedule of Carrying Value of Liabilities Assumed (Details)	Jan. 02, 2018 USD ($)
Myriad Software Productions, LLC [Member]
Cash	$ 4,478
Accounts payable	(116,039)
Net carrying value acquired	(111,561)
LandStar Inc. and Subsidiaries [Member] | Data443 Risk Mitigation, Inc [Member]
Accounts payable	27,232
Net carrying value acquired	(27,232)
LandStar Inc. and Subsidiaries [Member] | Myriad Software Productions, LLC [Member]
Cash	4,478
Accounts payable	116,039
Net carrying value acquired	$ (111,561)